Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2011
Accounts Payable and Accrued Liabilities
Accounts Payable and Accrued Liabilities

Note 9: Accounts Payable and Accrued Liabilities

The following represent significant components of “Accounts payable and accrued liabilities” in our Consolidated Balance Sheets as of December 31:

	2011	2010
	(Dollars in Millions)
Programming costs	$2,006	$1,751
Accounts payable	1,195	1,224
Payroll and employee benefits	307	272
Other	702	679
Total accounts payable and accrued liabilities	$4,210	$3,926

As of December 31, 2011, there were $68 million of amounts payable to vendors for property and equipment and $3 million of amounts payable for satellites in “Accounts payable and accrued liabilities” in the Consolidated Balance Sheets, which is considered a non-cash investing activity for purposes of the Consolidated Statements of Cash Flows for the year ended December 31, 2011.  As of December 31, 2010 there were $30 million of amounts payable to vendors for property and equipment and $17 million of amounts payable for satellites in “Accounts payable and accrued liabilities” in the Consolidated Balance Sheets, which is considered a non-cash investing activity for purposes of the Consolidated Statements of Cash Flows for the year ended December 31, 2010.